Taxes (Details) - Schedule of Taxes payable - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 2,308,231	$ 2,363,980
Value added tax payable	943,253	568,157
Total taxes payable	$ 3,251,484	$ 2,932,137